Share-based Compensation - Nio Incentive Plans - Text and Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended	9 Months Ended				12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Number of Options Outstanding
Outstanding, Beginning Balance | shares		79,318,499		88,843,972		88,843,972
Granted | shares		2,402,150		14,243,500
Exercised | shares		(7,552,207)		(11,533,123)
Forfeited | shares		(1,891,646)		(8,022,851)
Expired | shares		(5,039)		(1,314,412)
Outstanding, Ending Balance | shares	88,843,972	72,271,757		82,217,086		79,318,499
Vested and expected to vest | shares			71,689,546			78,405,625
Exercisable | shares			42,414,771			32,504,454
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance			$ 3.59		$ 2.38	$ 2.38
Granted			40.21		2.95
Exercised			2.30		1.34
Forfeited			12.75		3.03
Expired			17.21		4.49
Outstanding, Ending Balance	$ 2.38		4.70		$ 2.53	3.59
Vested and expected to vest			4.68			3.58
Exercisable			$ 2.77			$ 2.28
Weighted Average Remaining Contractual Life, Outstanding, Options	6 years 9 months 7 days	5 years 8 months 12 days		6 years 7 months 9 days		6 years 4 months 20 days
Weighted Average Remaining Contractual Life, Options, Vested and expected to vest		5 years 8 months 12 days				6 years 4 months 20 days
Weighted Average Remaining Contractual Life, Options, Exercisable		5 years 8 months 8 days				6 years 2 months 26 days
Aggregate Intrinsic Value, Outstanding, Options | $	$ 164,363		$ 2,267,508		$ 1,536,695	$ 3,581,119
Aggregate Intrinsic Value, Vested and expected to vest, Options | $			2,250,540			3,540,734
Aggregate Intrinsic Value, Exercisable, Options | $			$ 1,397,359			$ 1,510,113
Weighted-average grant date fair value for options granted			$ 34.03		$ 1.47
Recognized share-based compensation expenses | ¥		¥ 613,449		¥ 126,895
Nio Incentive Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years
Requisite service period		4 years
Nio Incentive Plan 2015 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Nio Incentive Plan 2015 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		36 months
Vesting percentage		75.00%
Nio Incentive Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		7 years
Requisite service period		4 years
Nio Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years
Requisite service period		5 years
Options | Nio Incentive Plan [Member]
Weighted Average Exercise Price, Options
Recognized share-based compensation expenses | ¥		¥ 389,202		¥ 123,781